Purchase Commitments (Detail) - Dec. 31, 2015 - Purchase Commitments - Bandwidth and Cabinet Capacity ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Long-term Purchase Commitment [Line Items]
2016	$ 251,297	¥ 1,627,851
2017	48,646	315,121
2018	38,402	248,759
2019	36,627	237,265
2020 and thereafter	87,398	566,147
Purchase Obligation, Total	$ 462,370	¥ 2,995,143